CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
Issuance of common stock, costs	$ 1,632